Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

14       Leases

(i)	Amounts recognized in Consolidated Financial Position:

The Consolidated Statement of Financial Position shows the following amounts relating to leases:

	For the year ended December 31,
Right-of-use assets	2025	2024
Land, building and improvements	5,717	7,465
Plant and production equipment	2,029	1,685
Vehicles, furniture and fixtures	1,187	771
	8,933	9,921

Lease liabilities
Current	4,326	3,707
Non-current	5,406	7,010
	9,732	10,717

The evolution of right-of-use assets and lease liabilities during 2025 and 2024 are as follows:

Right-of-use assets	2025	2024
Balances at the beginning of the year	9,921	10,493
Additions	2,608	619
Contract modifications	(4)	(2)
Depreciation of the year	(3,904)	(3,348)
Translation differences and inflation adjustment	312	2,159
Balances at the end of the year	8,933	9,921

Lease liabilities	2025	2024
Balances at the beginning of the year	10,717	13,981
New contracts	2,608	619
Lease payments	(4,745)	(4,397)
Contract modifications	(5)	(2)
Leases financial cost	664	847
Translation differences and inflation adjustment	493	(331)
Balances at the end of the year	9,732	10,717

The maturity of lease liabilities is as follows:

	1 year or less	1 to 2 years	2 to 5 years	Over 5 years	Total
At December 31, 2025	4,619	1,230	2,257	2,830	10,936
At December 31, 2024	3,966	3,421	1,920	3,057	12,364

The amounts disclosed in the table are the contracted undiscounted cash flows.

14       Leases (Cont.)

(ii)	Amounts recognized in Consolidated Statement of Income:

The Consolidated Statement of Income shows the following amounts relating to leases:

	For the year ended December 31,
	2025	2024	2023
Depreciation charge of right-of-use assets
Land, building and improvements	(3,354)	(2,817)	(2,730)
Plant and production equipment	(217)	(219)	(198)
Vehicles, furniture and fixtures	(333)	(312)	(275)
	(3,904)	(3,348)	(3,203)

Financial expenses (Leases financial cost)	(664)	(847)	(446)
Expense relating to short-term leases (included in cost of services and selling, general and administrative expenses)	(1,261)	(771)	(865)
Expense relating to leases of low-value assets that are not shown above as short-term leases (included in cost of services and selling, general and administrative expenses)	(832)	(351)	(326)
Expense relating to variable lease payments not included in lease liabilities (included in cost of services)	(279)	(762)	(1,855)

(iii)	Variable lease payments

Some security equipment leases contain variable payment terms that are linked to passenger traffic. Variable lease payments that depend on passengers are recognized in profit or loss in the period in which the condition that triggers those payments occurs. A 10% increase in passenger traffic across airports in the Group with such variable lease contracts would increase total lease payments by approximately USD 27.9 as of December 31, 2025 (USD 76.2 and USD 185.5 as of December 31, 2024 and 2023 respectively).

(iv)	The Group as a lessor

As indicated in Note 2.Q, leases and sub-concession of spaces are classified as operating leases. These revenues mainly refer to sub-concessions of commercial spaces (duty free shops, food and beverage services, retail stores) and advertising spaces, among others. Lease payments for some contracts include a minimum agreed upon amount and other variable lease payments by applying a percentage on lessors’ revenues, both of which are set forth in the lease agreements. Where considered necessary to reduce credit risk, the Group may obtain guarantees for the term of the lease.

Commercial revenues corresponding to variable income from lease or sub-concession of spaces that do not depend on an index or rate, for example determined on the basis of lessee’s sales or passenger traffic, correspond, as December 31, 2025, to 49% of total revenues of leases and sub-concession of spaces (46% and 42% as of December 31, 2024 and 2023 respectively).

14       Leases (Cont.)

(iv)	The group as a lessor (Cont.)

Minimum lease payments receivable on leases and sub-concession of spaces with third parties at its airports facilities are as follows:

	At December 31,
	2025	2024	2023
Within 1 year	167,164	105,455	109,314
Between 1 and 5 years	368,373	273,589	266,875
Later than 5 years	163,572	152,681	160,059
Total	699,109	531,725	536,248